13. Taxes (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
DisclosureOfChangesInDeferredIncomeTaxAndSocialContributionLineItems [Line Items]
Noncurrent assets, beginning	R$ 1,882,616	R$ 1,700,364
Noncurrent assets, recognized in income	128,835	165,425
Noncurrent assets, effects of applying new IFRS	8,474
Noncurrent assets, business combination effect	3,696
Noncurrent assets, recognized in other comprehensive income	19,994	16,827
Noncurrent assets, ending	2,043,615	1,882,616
Noncurrent liabilities, beginning	1,123,754	1,064,439
Noncurrent liabilities, recognized in income	60,763	60,168
Noncurrent liabilities, effects of applying new IFRS	0
Noncurrent liabilities, business combination effect	9,457
Noncurrent liabilities, recognized in other comprehensive income	0	853
Noncurrent liabilities, ending	1,193,974	1,123,754
Net, recognized in income	68,072	105,257
Net, effects of applying new IFRS	8,474
Net, business combination effect	5,761
Net, recognized in other comprehensive income	19,994	17,680
Net	849,641	758,862	R$ 635,925
Assets presented in the Statement of Financial Position	1,007,061	915,492	814,355
Liabilities presented in the Statement of Financial Position	157,420	156,630	R$ 178,430
Provisions for legal claims
DisclosureOfChangesInDeferredIncomeTaxAndSocialContributionLineItems [Line Items]
Noncurrent assets, beginning	514,358	438,538
Noncurrent assets, recognized in income	55,123	75,820
Noncurrent assets, effects of applying new IFRS	0
Noncurrent assets, business combination effect	3,696
Noncurrent assets, recognized in other comprehensive income	0	0
Noncurrent assets, ending	573,177	514,358
Post-employment benefits
DisclosureOfChangesInDeferredIncomeTaxAndSocialContributionLineItems [Line Items]
Noncurrent assets, beginning	293,611	260,068
Noncurrent assets, recognized in income	15,080	16,716
Noncurrent assets, effects of applying new IFRS	0
Noncurrent assets, business combination effect	0
Noncurrent assets, recognized in other comprehensive income	19,994	16,827
Noncurrent assets, ending	328,685	293,611
Impairment of assets
DisclosureOfChangesInDeferredIncomeTaxAndSocialContributionLineItems [Line Items]
Noncurrent assets, beginning	310,561	289,617
Noncurrent assets, recognized in income	17,450	20,944
Noncurrent assets, effects of applying new IFRS	0
Noncurrent assets, business combination effect	0
Noncurrent assets, recognized in other comprehensive income	0	0
Noncurrent assets, ending	328,011	310,561
Research and development and energy efficiency programs
DisclosureOfChangesInDeferredIncomeTaxAndSocialContributionLineItems [Line Items]
Noncurrent assets, beginning	156,325	142,279
Noncurrent assets, recognized in income	1,834	14,046
Noncurrent assets, effects of applying new IFRS	0
Noncurrent assets, business combination effect	0
Noncurrent assets, recognized in other comprehensive income	0	0
Noncurrent assets, ending	154,491	156,325
Provision for energy purchases
DisclosureOfChangesInDeferredIncomeTaxAndSocialContributionLineItems [Line Items]
Noncurrent assets, beginning	129,877	115,257
Noncurrent assets, recognized in income	25,693	14,620
Noncurrent assets, effects of applying new IFRS	0
Noncurrent assets, business combination effect	0
Noncurrent assets, recognized in other comprehensive income	0	0
Noncurrent assets, ending	155,570	129,877
Allowance for doubtful accounts
DisclosureOfChangesInDeferredIncomeTaxAndSocialContributionLineItems [Line Items]
Noncurrent assets, beginning	113,380	129,638
Noncurrent assets, recognized in income	6,838	16,258
Noncurrent assets, effects of applying new IFRS	7,468
Noncurrent assets, business combination effect	0
Noncurrent assets, recognized in other comprehensive income	0	0
Noncurrent assets, ending	114,010	113,380
Tax losses and negative tax basis
DisclosureOfChangesInDeferredIncomeTaxAndSocialContributionLineItems [Line Items]
Noncurrent assets, beginning	110,658	51,113
Noncurrent assets, recognized in income	39,518	59,545
Noncurrent assets, effects of applying new IFRS	0
Noncurrent assets, business combination effect	0
Noncurrent assets, recognized in other comprehensive income	0	0
Noncurrent assets, ending	71,140	110,658
Social security contributions - injunction on judicial deposit
DisclosureOfChangesInDeferredIncomeTaxAndSocialContributionLineItems [Line Items]
Noncurrent assets, beginning	60,856	54,750
Noncurrent assets, recognized in income	6,154	6,106
Noncurrent assets, effects of applying new IFRS	0
Noncurrent assets, business combination effect	0
Noncurrent assets, recognized in other comprehensive income	0	0
Noncurrent assets, ending	67,010	60,856
Amortization - concession
DisclosureOfChangesInDeferredIncomeTaxAndSocialContributionLineItems [Line Items]
Noncurrent assets, beginning	48,722	44,131
Noncurrent assets, recognized in income	4,617	4,591
Noncurrent assets, effects of applying new IFRS	0
Noncurrent assets, business combination effect	0
Noncurrent assets, recognized in other comprehensive income	0	0
Noncurrent assets, ending	53,339	48,722
Provision for tax losses
DisclosureOfChangesInDeferredIncomeTaxAndSocialContributionLineItems [Line Items]
Noncurrent assets, beginning	23,915	23,176
Noncurrent assets, recognized in income	11,518	739
Noncurrent assets, effects of applying new IFRS	0
Noncurrent assets, business combination effect	0
Noncurrent assets, recognized in other comprehensive income	0	0
Noncurrent assets, ending	35,433	23,915
Provision for profit sharing
DisclosureOfChangesInDeferredIncomeTaxAndSocialContributionLineItems [Line Items]
Noncurrent assets, beginning	22,270	21,331
Noncurrent assets, recognized in income	8,278	939
Noncurrent assets, effects of applying new IFRS	0
Noncurrent assets, business combination effect	0
Noncurrent assets, recognized in other comprehensive income	0	0
Noncurrent assets, ending	30,548	22,270
Concession contracts
DisclosureOfChangesInDeferredIncomeTaxAndSocialContributionLineItems [Line Items]
Noncurrent assets, beginning	24,906	26,206
Noncurrent assets, recognized in income	1,300	1,300
Noncurrent assets, effects of applying new IFRS	0
Noncurrent assets, business combination effect	0
Noncurrent assets, recognized in other comprehensive income	0	0
Noncurrent assets, ending	23,606	24,906
Noncurrent liabilities, beginning	535,726	440,522
Noncurrent liabilities, recognized in income	68,475	95,204
Noncurrent liabilities, effects of applying new IFRS	0
Noncurrent liabilities, business combination effect	9,457
Noncurrent liabilities, recognized in other comprehensive income	0	0
Noncurrent liabilities, ending	613,658	535,726
Financial instruments
DisclosureOfChangesInDeferredIncomeTaxAndSocialContributionLineItems [Line Items]
Noncurrent assets, beginning	15,718	12,923
Noncurrent assets, recognized in income	3,486	2,795
Noncurrent assets, effects of applying new IFRS	0
Noncurrent assets, business combination effect	0
Noncurrent assets, recognized in other comprehensive income	0	0
Noncurrent assets, ending	12,232	15,718
Deemed cost
DisclosureOfChangesInDeferredIncomeTaxAndSocialContributionLineItems [Line Items]
Noncurrent liabilities, beginning	449,884	486,795
Noncurrent liabilities, recognized in income	34,559	36,911
Noncurrent liabilities, effects of applying new IFRS	0
Noncurrent liabilities, business combination effect	0
Noncurrent liabilities, recognized in other comprehensive income	0	0
Noncurrent liabilities, ending	415,325	449,884
Escrow deposits monetary variation
DisclosureOfChangesInDeferredIncomeTaxAndSocialContributionLineItems [Line Items]
Noncurrent liabilities, beginning	55,328	62,538
Noncurrent liabilities, recognized in income	8,839	7,210
Noncurrent liabilities, effects of applying new IFRS	0
Noncurrent liabilities, business combination effect	0
Noncurrent liabilities, recognized in other comprehensive income	0	0
Noncurrent liabilities, ending	64,167	55,328
Transaction cost on borrowings and debentures
DisclosureOfChangesInDeferredIncomeTaxAndSocialContributionLineItems [Line Items]
Noncurrent liabilities, beginning	21,538	9,642
Noncurrent liabilities, recognized in income	9,589	11,896
Noncurrent liabilities, effects of applying new IFRS	0
Noncurrent liabilities, business combination effect	0
Noncurrent liabilities, recognized in other comprehensive income	0	0
Noncurrent liabilities, ending	31,127	21,538
Deferment of capital gains
DisclosureOfChangesInDeferredIncomeTaxAndSocialContributionLineItems [Line Items]
Noncurrent liabilities, beginning	11,320	11,320
Noncurrent liabilities, recognized in income	0	0
Noncurrent liabilities, effects of applying new IFRS	0
Noncurrent liabilities, business combination effect	0
Noncurrent liabilities, recognized in other comprehensive income	0	0
Noncurrent liabilities, ending	11,320	11,320
Capitalization of financial charges
DisclosureOfChangesInDeferredIncomeTaxAndSocialContributionLineItems [Line Items]
Noncurrent liabilities, beginning	5,357	5,357
Noncurrent liabilities, recognized in income	3,459	0
Noncurrent liabilities, effects of applying new IFRS	0
Noncurrent liabilities, business combination effect	0
Noncurrent liabilities, recognized in other comprehensive income	0	0
Noncurrent liabilities, ending	1,898	5,357
Others
DisclosureOfChangesInDeferredIncomeTaxAndSocialContributionLineItems [Line Items]
Noncurrent assets, beginning	57,459	91,337
Noncurrent assets, recognized in income	37,898	33,878
Noncurrent assets, effects of applying new IFRS	1,006
Noncurrent assets, business combination effect	0
Noncurrent assets, recognized in other comprehensive income	0	0
Noncurrent assets, ending	96,363	57,459
Noncurrent liabilities, beginning	44,601	30,548
Noncurrent liabilities, recognized in income	11,878	14,906
Noncurrent liabilities, effects of applying new IFRS	0
Noncurrent liabilities, business combination effect	0
Noncurrent liabilities, recognized in other comprehensive income	0	853
Noncurrent liabilities, ending	56,479	44,601
Result from the change in the investment valuation method
DisclosureOfChangesInDeferredIncomeTaxAndSocialContributionLineItems [Line Items]
Noncurrent liabilities, beginning	R$ 0	17,717
Noncurrent liabilities, recognized in income		17,717
Noncurrent liabilities, recognized in other comprehensive income		0
Noncurrent liabilities, ending		R$ 0